Investment Properties (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Opening net book amount	¥ 352,188
Charge for the year	(15,323)	¥ (15,325)	¥ (15,184)
Closing net book amount	336,863	352,188
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening net book amount	626,414	627,488
Transferred from property plant and equipment		90
Transferred to property plant and equipment	(47)	(1,164)
Closing net book amount	626,367	626,414	627,488
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Opening net book amount	(274,226)	(259,902)
Transferred from property plant and equipment	0	(87)
Transferred to property plant and equipment	45	1,088
Charge for the year	(15,323)	(15,325)
Closing net book amount	¥ (289,504)	¥ (274,226)	¥ (259,902)